NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Growth Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund

Supplement dated October 15, 2014
to the Prospectus dated April 30, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT Multi-Manager International Growth Fund

Effective immediately, the Prospectus is amended as follows:

1.	The information under the section entitled “Portfolio Managers” on page 5 of the Prospectus is deleted and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund
Invesco
Clas Olsson	Lead Portfolio Manager and Chief Investment Officer	Since 2008
Shuxin Cao, CFA	Portfolio Manager	Since 2008
Matthew Dennis, CFA	Portfolio Manager	Since 2008
Jason Holzer, CFA	Portfolio Manager	Since 2008
Mark Jason	Portfolio Manager	Since 2011
Brent Bates	Portfolio Manager	Since 2013
Richard Nield	Portfolio Manager	Since 2013
American Century
Brian Brady	Vice President and Senior Portfolio Manager	Since 2008
Pratik Patel	Portfolio Manager	Since 2014

2.	The information under the section “Portfolio Management,” within the subheading “American Century” on page 56 of the Prospectus, is deleted and replaced with the following:

American Century uses a team of portfolio managers and analysts to manage a portion of the Fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the Fund as they see fit, guided by the Fund’s investment objectives and strategy. The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the Fund are Brian Brady and Pratik Patel.

Mr. Brady, Vice President and Senior Portfolio Manager, joined American Century in June 1994 and has been a portfolio manager since November 1998. He has a bachelor’s degree in finance from Georgetown University and an MBA from Columbia University Graduate School of Business.

Mr. Patel, Portfolio Manager, joined American Century in 2009 and has been a portfolio manager since 2014.  He has a bachelor’s degree in finance and international business from New York University.

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